Restricted Cash (Tables)	9 Months Ended
Sep. 30, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the balance sheet as of September 30, 2019 and that sum to the total of the same amounts shown in the statement of cash flows for the nine months ending September 30, 2019 with the comparative cash balance without restricted cash as of September 30, 2020.

	As of September 30,
	2020	2019
Cash and cash equivalents	$5,629,003	$2,943,409
Restricted cash	-	810,055
Total cash, cash equivalents, and restricted cash in the balance sheets	$5,629,003	$3,753,464